CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 10,700	$ 3,778,308	$ (2,613,870)	$ 81,481	$ 1,256,619	$ 92,443	$ 1,349,062
Balance (in shares) at Dec. 31, 2009	10,700,000
Stock based compensation	0	151,480	0	0	151,480	0	151,480
Conversion common shares from convertible debentures	250	249,750	0	0	250,000	0	250,000
Conversion common shares from convertible debentures (in shares)	250,000
Components of comprehensive income (loss):
Foreign currency translation adjustment	0	0	0	(85,267)	(85,267)	156	(85,111)
Net income (loss) for the year	0	0	188,746	0	188,746	107,858	296,604
Elimination of minority interest upon deconsolidation of CWN Capital	0	0	0	0	0	(175,489)	(175,489)
Balance at Dec. 31, 2010	10,950	4,179,538	(2,425,124)	(3,786)	1,761,578	24,968	1,786,546
Balance (in shares) at Dec. 31, 2010	10,950,000
Stock based compensation	0	140,042	0	0	140,042	0	140,042
Change of ownership in CWN china		(93,241)			(93,241)	93,241	0
Components of comprehensive income (loss):
Unrealized gain or loss on Available-for-sale securities				(2,550)	(2,550)		(2,550)
Foreign currency translation adjustment	0	0	0	(3,015)	(3,015)		(3,015)
Net income (loss) for the year	0	0	198,966	0	198,966	(60,926)	138,040
Balance at Dec. 31, 2011	$ 10,950	$ 4,226,339	$ (2,226,158)	$ (9,351)	$ 2,001,780	$ 57,283	$ 2,059,063
Balance (in shares) at Dec. 31, 2011	10,950,000